UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

               GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

First Quarter Report — March 31, 2014

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 4.5%, compared with total returns of 2.4% and 8.4% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (“XAU”), respectively. The total return for the Fund’s publicly traded shares was 6.1%. The Fund’s NAV per share was $11.13, while the price of the publicly traded shares closed at $10.36 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)

	Quarter	1 Year	3 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	4.51%	(2.18)%	(7.46)%	(6.07)%
Investment Total Return (c)	6.06	(15.65)	(9.33)	(9.38)
CBOE S&P 500 Buy/Write Index	2.44	10.69	8.34	8.02	(d)
XAU	8.38	(32.82)	(25.06)	(21.95	)(d)
Dow Jones U.S. Basic Materials Index	2.59	21.24	3.19	4.97	(d)
S&P Global Agribusiness Equity Index	2.68	9.81	4.20	4.94
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.5%
	Agriculture — 5.8%
60,000	Archer Daniels Midland Co.	$2,603,400
40,000	Bunge Ltd.(a)	3,180,400
25,000	Monsanto Co.(a)	2,844,250
70,000	Syngenta AG, ADR	5,304,600

		13,932,650

	Energy and Energy Services — 27.3%
49,000	Anadarko Petroleum Corp.(a)	4,153,240
39,000	Apache Corp.(a)	3,235,050
25,000	Baker Hughes Inc.(a)	1,625,500
103,500	Cabot Oil & Gas Corp.	3,506,580
30,000	Cameron International Corp.†	1,853,100
150,000	Cobalt International Energy Inc.†(a)	2,748,000
60,000	Devon Energy Corp.(a)	4,015,800
18,000	EOG Resources Inc.	3,531,060
42,000	FMC Technologies Inc.†	2,196,180
697,900	Glencore Xstrata plc	3,592,877
48,000	Halliburton Co.	2,826,720
20,000	Hess Corp.	1,657,600
101,000	Marathon Oil Corp.	3,587,520
16,000	Marathon Petroleum Corp.	1,392,640
100,000	Nabors Industries Ltd.(a)	2,465,000
60,000	National Oilwell Varco Inc.(a)	4,672,200
76,000	Noble Corp. plc.	2,488,240
20,000	Oasis Petroleum Inc.†	834,600
70,000	Petroleo Brasileiro SA, ADR	920,500
12,000	Pioneer Natural Resources Co.	2,245,680
20,200	Schlumberger Ltd.(a)	1,969,500
16,000	SM Energy Co.	1,140,640
120,000	Suncor Energy Inc.	4,195,200
65,000	Tullow Oil plc	811,105
270,000	Weatherford International Ltd.†(a)	4,687,200

		66,351,732

	Food and Beverage — 2.8%
57,000	Ingredion Inc.	3,880,560
67,500	Tyson Foods Inc., Cl. A	2,970,675

		6,851,235

	Machinery — 2.6%
42,000	AGCO Corp.	2,316,720
150,000	CNH Industrial NV†(a)	1,725,000
40,000	Joy Global Inc.(a)	2,320,000

		6,361,720

	Metals and Mining — 50.2%
253,800	Agnico Eagle Mines Ltd.(a)	7,677,450
300,000	Alderon Iron Ore Corp.†	439,620
75,000	Anglo American plc	1,908,666
266,800	AngloGold Ashanti Ltd., ADR†(a)	4,556,943
135,000	Antofagasta plc	1,880,408
130,000	ArcelorMittal(a)	2,099,500
610,000	AuRico Gold Inc.	2,653,500

Shares		Market Value
575,000	B2Gold Corp.†	$1,546,750
190,000	Barrick Gold Corp.(a)	3,387,700
52,500	BHP Billiton Ltd., ADR	3,557,925
300,000	Duluth Metals Ltd.†	176,391
80,000	Eldorado Gold Corp., New York	446,400
1,090,000	Eldorado Gold Corp., Toronto	6,063,772
77,300	Franco-Nevada Corp.	3,544,978
130,000	Freeport-McMoRan Copper & Gold Inc.(a)	4,299,100
437,500	Fresnillo plc	6,152,264
315,000	Gold Fields Ltd., ADR(a)	1,162,349
445,000	Goldcorp Inc.(a)	10,893,600
456,456	Hochschild Mining plc	1,284,146
205,000	Kinross Gold Corp.	848,700
100,000	Kirkland Lake Gold Inc.†	304,840
600,000	Lundin Mining Corp.†	2,757,124
100,000	MAG Silver Corp.†	693,804
145,000	Newcrest Mining Ltd.†	1,299,200
322,500	Newmont Mining Corp.(a)	7,559,400
340,000	Osisko Mining Corp.†	2,115,966
58,000	Peabody Energy Corp.	947,720
600,000	Perseus Mining Ltd.†	242,052
108,500	Primero Mining Corp.†	786,147
146,000	Randgold Resources Ltd., ADR(a)	10,950,000
62,500	Rio Tinto plc, ADR(a)	3,489,375
750,000	Romarco Minerals Inc.†	474,898
173,000	Royal Gold Inc.(a)	10,833,260
1,772,727	Saracen Mineral Holdings Ltd.†	550,751
125,000	Sibanye Gold Ltd., ADR	1,041,249
144,500	Tahoe Resources Inc.†	3,054,695
20,000	Teck Resources Ltd., Cl. B	433,600
547,000	Torex Gold Resources Inc.†	529,435
26,800	USEC Inc.†	107,736
179,900	Vale SA, ADR(a)	2,488,017
50,000	Vedanta Resources plc	751,880
675,000	Yamana Gold Inc.(a)	5,926,500

		121,917,811

	Pharmaceuticals — 0.8%
69,000	Zoetis Inc.	1,996,860

	Real Estate Investment Trusts — 0.5%
40,000	Weyerhaeuser Co.	1,174,000

	Specialty Chemicals — 7.5%
40,000	Agrium Inc.(a)	3,900,800
8,050	Air Liquide SA	1,090,383
5,000	CF Industries Holdings Inc.	1,303,200
15,000	E. I. du Pont de Nemours and Co.	1,006,500
30,000	FMC Corp.	2,296,800
60,000	Intrepid Potash Inc.†(a)	927,600
1,200	Potash Corp. of Saskatchewan Inc.(a)	43,464
32,500	Rockwood Holdings Inc.	2,418,000
13,300	The Dow Chemical Co.(a)	646,247

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
92,500	The Mosaic Co.(a)	$4,625,000

		18,257,994

	TOTAL COMMON STOCKS	236,844,002

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$ 6,105,000	U.S. Treasury Bills, 0.035% to 0.070%††, 04/10/14 to 08/21/14(b)	6,104,766

	TOTAL INVESTMENTS — 100.0% (Cost $320,467,422)	$242,948,768

	Aggregate tax cost	$327,280,006

	Gross unrealized appreciation	$4,319,551
	Gross unrealized depreciation	(88,650,789)

	Net unrealized appreciation/depreciation	$(84,331,238)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) — (4.3)%
	Call Options Written — (4.3)%
140	AGCO Corp.	Apr. 14/55	$7,840
140	AGCO Corp.	May 14/55	26,740
140	AGCO Corp.	Aug. 14/55	44,100
235	Agnico Eagle Mines Ltd.	Apr. 14/31.50	24,270
450	Agnico Eagle Mines Ltd.	May 14/35	18,900
700	Agnico Eagle Mines Ltd.	Jul. 14/37.50	60,837
200	Agnico Eagle Mines Ltd.	Aug. 14/32.50	41,700
953	Agnico Eagle Mines Ltd.	Aug. 14/35	128,179
200	Agrium Inc.	Apr. 14/97.50	27,000
200	Agrium Inc.	May 14/97.50	59,400
80	Air Liquide SA(d)	Sep. 14/100	32,788
100	Anadarko Petroleum Corp.	May 14/87.50	26,300
63	Anadarko Petroleum Corp.	May 14/90	8,568
163	Anadarko Petroleum Corp.	Aug. 14/87.50	70,905
163	Anadarko Petroleum Corp.	Sep. 14/87.50	79,903
25	Anglo American plc(e)	Apr. 14/1450	33,539
12	Anglo American plc(e)	Jun. 14/1500	22,256
13	Anglo American plc(e)	Jun. 14/1600	13,762
25	Anglo American plc(e)	Sep. 14/1600	40,741
438	AngloGold Ashanti Ltd., ADR	Apr. 14/16	58,035
1,000	AngloGold Ashanti Ltd., ADR	Jul. 14/21	47,500
53	Antofagasta plc(e)	Jun. 14/900	19,342
82	Antofagasta plc(e)	Jun. 14/960	14,012

Number of Contracts		Expiration Date/ Exercise Price	Market Value
130	Apache Corp.	Apr. 14/92.50	$390
130	Apache Corp.	May 14/90	5,850
430	ArcelorMittal	Apr. 14/18	430
440	ArcelorMittal	Jun. 14/18	8,800
430	ArcelorMittal	Sep. 14/17	34,400
200	Archer Daniels Midland Co.	Apr. 14/40	68,500
200	Archer Daniels Midland Co.	May 14/40	74,500
200	Archer Daniels Midland Co.	Jun. 14/40	78,000
100	Ardepro Co. Ltd.	Apr. 14/50	1,500
100	Ardepro Co. Ltd.	May 14/50	2,500
1,650	AuRico Gold Inc.	Jun. 14/6	12,375
2,000	AuRico Gold Inc.	Aug. 14/6.50	17,560
2,450	AuRico Gold Inc.	Sep. 14/6	36,750
250	Baker Hughes Inc.	Apr. 14/55	248,124
750	Barrick Gold Corp.	Apr. 14/21	1,875
250	Barrick Gold Corp.	Jul. 14/19	22,750
300	Barrick Gold Corp.	Jul. 14/20	17,400
600	Barrick Gold Corp.	Oct. 14/23	25,200
175	BHP Billiton Ltd., ADR	Apr. 14/70	7,350
175	BHP Billiton Ltd., ADR	Jun. 14/68	43,785
175	BHP Billiton Ltd., ADR	Aug. 14/72.50	29,575
100	Bunge Ltd.	Apr. 14/82.50	2,500
100	Bunge Ltd.	May 14/82.50	8,900
100	Bunge Ltd.	Jul. 14/82.50	16,500
100	Bunge Ltd.	Aug. 14/81.50	23,143
345	Cabot Oil & Gas Corp.	Apr. 14/37.50	4,312
345	Cabot Oil & Gas Corp.	May 14/40	8,625
345	Cabot Oil & Gas Corp.	Jul. 14/37.50	37,088
150	Cameron International Corp.	May 14/62.50	31,500
150	Cameron International Corp.	May 14/65	16,500
50	CF Industries Holdings Inc.	May 14/230	162,000
1,500	CNH Industrial NV	Jun. 14/12.50	15,000
1,000	Cobalt International Energy Inc.	Apr. 14/27.50	10,000
200	Devon Energy Corp.	Apr. 14/65	45,200
200	Devon Energy Corp.	May 14/62.50	93,000
200	Devon Energy Corp.	Jul. 14/65	75,800
150	E. I. du Pont de Nemours and Co.	Apr. 14/62.50	72,300
1,600	Eldorado Gold Corp.	Apr. 14/7	8,000
1,600	Eldorado Gold Corp.	Apr. 14/8	8,000
1,850	Eldorado Gold Corp.	Jul. 14/7	23,125
700	Eldorado Gold Corp.	Jul. 14/8	5,250
800	Eldorado Gold Corp.	Oct. 14/7	24,000
1,850	Eldorado Gold Corp.	Oct. 14/8	27,750
4,000	Eldorado Gold Corp.(f)	Jan. 15/8	153,777
90	EOG Resources Inc.	Apr. 14/190	63,900
90	EOG Resources Inc.	May 14/175	205,200
150	FMC Corp.	Jul. 14/80	31,500
150	FMC Corp.	Oct. 14/80	50,850
210	FMC Technologies Inc.	Apr. 14/60	2,520
210	FMC Technologies Inc.	May 14/54	28,146

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
773	Franco-Nevada Corp.	Apr. 14/40	$444,475
500	Freeport-McMoRan Copper & Gold Inc.	May 14/38	3,500
500	Freeport-McMoRan Copper & Gold Inc.	Jun. 14/37	16,000
300	Freeport-McMoRan Copper & Gold Inc.	Aug. 14/34	42,600
65	Fresnillo plc(e)	Jun. 14/850	79,637
88	Fresnillo plc(e)	Jul. 14/900	92,529
125	Fresnillo plc(e)	Sep. 14/960	137,539
160	Fresnillo plc(e)	Oct. 14/1000	146,575
118	Glencore Xstrata plc(e)	Apr. 14/325	5,567
231	Glencore Xstrata plc(e)	Jun. 14/340	12,516
59	Glencore Xstrata plc(e)	Jun. 14/320	8,361
60	Glencore Xstrata plc(e)	Sep. 14/320	13,754
230	Glencore Xstrata plc(e)	Sep. 14/340	29,237
1,575	Gold Fields Ltd., ADR	Apr. 14/3	108,675
1,575	Gold Fields Ltd., ADR	Apr. 14/4	9,450
400	Goldcorp Inc.	Apr. 14/28	2,400
875	Goldcorp Inc.	Jul. 14/29	47,250
225	Goldcorp Inc.	Oct. 14/28	26,325
1,500	Goldcorp Inc.	Oct. 14/29	141,750
175	Goldcorp Inc.	Oct. 14/30	13,300
175	Goldcorp Inc.	Oct. 14/31	10,938
160	Halliburton Co.	Apr. 14/55	80,160
160	Halliburton Co.	May 14/53	108,978
160	Halliburton Co.	Jun. 14/54	97,261
100	Hess Corp.	Apr. 14/80	32,750
100	Hess Corp.	May 14/80	41,000
190	Ingredion Inc.	Apr. 14/70	9,500
190	Ingredion Inc.	May 14/70	30,400
190	Ingredion Inc.	Jul. 14/70	48,925
300	Intrepid Potash Inc.	Jun. 14/18	6,000
300	Intrepid Potash Inc.	Sep. 14/16	33,000
400	Joy Global Inc.	Apr. 14/55	132,000
2,050	Kinross Gold Corp.	Aug. 14/5	45,100
1,000	Kirkland Lake Gold Inc.(f)	Apr. 14/4	4,523
3,000	Lundin Mining Corp.(f)	Apr. 14/5	47,490
2,486	Lundin Mining Corp.(f)	Jul. 14/5	89,950
300	Marathon Oil Corp.	Apr. 14/36	9,600
355	Marathon Oil Corp.	May 14/36	26,980
355	Marathon Oil Corp.	Jul. 14/35	60,705
160	Marathon Petroleum Corp.	Apr. 14/72.50	240,800
60	Monsanto Co.	Apr. 14/115	9,060
130	Monsanto Co.	May 14/115	27,300
60	Monsanto Co.	Jul. 14/115	24,600
500	Nabors Industries Ltd.	Apr. 14/18.50	314,204
500	Nabors Industries Ltd.	May 14/19	266,250
600	National Oilwell Varco Inc.	Aug. 14/80	169,800
400	Newmont Mining Corp.	Apr. 14/32	1,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
1,000	Newmont Mining Corp.	May 14/28	$15,000
500	Newmont Mining Corp.	Jun. 14/26	26,500
462	Newmont Mining Corp.	Jun. 14/27	16,632
150	Newmont Mining Corp.	Sep. 14/25	21,900
213	Newmont Mining Corp.	Sep. 14/27	18,638
500	Newmont Mining Corp.	Sep. 14/28	40,000
175	Noble Corp. plc	Apr. 14/40	157
160	Noble Corp. plc	May 14/37	2,640
225	Noble Corp. plc	Jun. 14/34	21,713
200	Noble Corp. plc	Sep. 14/34	30,900
3,400	Osisko Mining Corp.(f)	Apr. 14/5	575,124
125	Peabody Energy Corp.	May 14/20	1,063
125	Peabody Energy Corp.	Jun. 14/20	2,750
350	Petroleo Brasileiro SA, ADR	Apr. 14/17	350
40	Pioneer Natural Resources Co.	Apr. 14/190	13,560
40	Pioneer Natural Resources Co.	May 14/190	34,160
40	Pioneer Natural Resources Co.	Jun. 14/190	39,800
300	Randgold Resources Ltd., ADR	Apr. 14/77.50	31,500
100	Randgold Resources Ltd., ADR	Jun. 14/60	5,000
150	Randgold Resources Ltd., ADR	Jun. 14/85	21,000
250	Randgold Resources Ltd., ADR	Jun. 14/90	17,500
225	Randgold Resources Ltd., ADR	Sep. 14/85	74,250
150	Randgold Resources Ltd., ADR	Sep. 14/87.50	40,125
75	Randgold Resources Ltd., ADR	Sep. 14/95	10,688
209	Rio Tinto plc, ADR	Apr. 14/57.50	12,540
208	Rio Tinto plc, ADR	May 14/57.50	27,040
208	Rio Tinto plc, ADR	Jul. 14/57.50	47,840
125	Rockwood Holdings Inc.	May 14/75	33,750
200	Rockwood Holdings Inc.	Aug. 14/77.50	77,000
450	Royal Gold Inc.	Apr. 14/57.50	249,750
320	Royal Gold Inc.	May 14/57.50	203,200
510	Royal Gold Inc.	Jul. 14/70	109,650
100	Royal Gold Inc.	Oct. 14/70	38,000
350	Royal Gold Inc.	Jan. 15/65	241,150
60	Schlumberger Ltd.	Apr. 14/90	46,050
60	Schlumberger Ltd.	May 14/90	50,100
82	Schlumberger Ltd.	May 14/95	35,260
1,250	Sibanye Gold Ltd., ADR	Oct. 14/12.50	40,625
160	SM Energy Co.	Aug. 14/80	44,400
400	Suncor Energy Inc.	Apr. 14/34	46,800
400	Suncor Energy Inc.	Jun. 14/34	68,800
400	Suncor Energy Inc.	Aug. 14/34	73,580

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
100	Syngenta AG, ADR	Apr. 14/80	$1,500
200	Syngenta AG, ADR	May 14/80	4,000
200	Syngenta AG, ADR	Jun. 14/80	10,000
100	Syngenta AG, ADR	Jul. 14/80	7,430
500	Tahoe Resources Inc.(f)	Jul. 14/25	65,581
225	Tahoe Resources Inc.(f)	Oct. 14/27	33,582
200	Tahoe Resources Inc.(f)	Oct. 14/28	24,876
100	Teck Corp.	May 14/28	300
130	The Dow Chemical Co.	May 14/41	97,175
3	The Dow Chemical Co.	Jun. 14/41	2,385
370	The Mosaic Co.	Apr. 14/48	60,824
370	The Mosaic Co.	Jun. 14/50	76,960
185	The Mosaic Co.	Sep. 14/50	57,350
33	Tullow Oil plc(e)	Jun. 14/880	4,814
32	Tullow Oil plc(e)	Sep. 14/880	8,802
225	Tyson Foods Inc., Cl. A	Apr. 14/33	239,625
225	Tyson Foods Inc., Cl. A	May 14/33	241,875
225	Tyson Foods Inc., Cl. A	Jun. 14/34	207,513
300	Vale SA, ADR	May 14/16	2,100
900	Weatherford International Ltd.	Apr. 14/15	207,900
900	Weatherford International Ltd.	Jul. 14/19	55,278
900	Weatherford International Ltd.	Aug. 14/18	93,600
400	Weyerhaeuser Co.	Apr. 14/30	6,000
1,750	Yamana Gold Inc.	Apr. 14/11	5,250
1,750	Yamana Gold Inc.	May 14/10	26,250
1,750	Yamana Gold Inc.	Jul. 14/11	32,375
1,500	Yamana Gold Inc.	Oct. 14/11	54,000
230	Zoetis Inc.	Apr. 14/33	1,725
230	Zoetis Inc.	Jul. 14/33	6,900
230	Zoetis Inc.	Oct. 14/31	27,025

	TOTAL CALL OPTIONS WRITTEN (Premiums received $10,930,483)		10,417,811

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	Put Options Written — 0.0%
750	Franco-Nevada Corp.	Apr. 14/40	$3,750
700	Franco-Nevada Corp.	Jul. 14/40	73,500

	TOTAL PUT OPTIONS WRITTEN (Premiums received $473,934)		77,250

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $11,404,417)		$10,495,061

	Aggregate premiums		$(11,404,417)

	Gross unrealized appreciation		$4,460,812
	Gross unrealized depreciation		(3,551,456)

	Net unrealized appreciation/depreciation		$909,356

(a)	Securities, or a portion thereof, with a value of $98,589,818 were deposited with the broker as collateral for options written.
(b)	At March 31, 2014, $1,000,000 of the principal amount was pledged as collateral for options written.
(c)	At March 31, 2014, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Euros.
(e)	Exercise price denoted in British pence.
(f)	Exercise price denoted in Canadian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	71.8%	$174,479,636
Europe	17.0	41,311,499
Latin America	5.8	13,995,281
South Africa	2.8	6,760,544
Asia/Pacific	2.6	6,401,808

Total Investments	100.0%	$242,948,768

Short Positions
North America	(4.0)%	$(9,779,290)
Europe	(0.3)	(715,771)

Total Investments	(4.3)%	$(10,495,061)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$120,618,611	$1,299,200	$121,917,811
Other Industries (a)	114,926,191	—	114,926,191
Total Common Stocks	235,544,802	1,299,200	236,844,002
U.S. Government Obligations	—	6,104,766	6,104,766
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$235,544,802	$7,403,966	$242,948,768
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(3,722,498)	$(6,695,313)	$(10,417,811)
Put Options Written	(77,250)	—	(77,250)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(3,799,748)	$(6,695,313)	$(10,495,061)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2014 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2014, there were no short sales outstanding.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses. At December 31, 2013, the Fund had $6,565,676 in long term capital loss carryforwards.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, and serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q1/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/16/2014

* Print the name and title of each signing officer under his or her signature.